License Agreements (Details) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) Milestone	Jun. 30, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)
UNC letter agreement
Collaborative arrangements and non-collaborative arrangement transactions
Number of milestone | Milestone	2
Payment of additional fee	$ 1.5
UNC letter agreement | Preferred stock - Series C-1
Collaborative arrangements and non-collaborative arrangement transactions
Preferred stock, value of shares issued		$ 1.2
UNC letter agreement | UNC
Collaborative arrangements and non-collaborative arrangement transactions
Sub license fees			$ 2.5	$ 2.8
UNC letter agreement | GlaxoSmithKline ("GSK" and "GSK Inhaled")
Collaborative arrangements and non-collaborative arrangement transactions
Up front payments received			$ 20.0	$ 14.0
UNC promissory note
Collaborative arrangements and non-collaborative arrangement transactions
Debt issued					$ 0.6
UNC promissory note | UNC letter agreement
Collaborative arrangements and non-collaborative arrangement transactions
Debt issued		$ 0.6